Investments - Schedule of Available-for-sale Debt Securities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Available-for-Sale [Abstract]
Cost	¥ 25,120	¥ 16,786
Unrealized gains, including foreign exchange adjustment	21,662	17,582
Fair Value	¥ 46,782	¥ 34,368